Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions
4	Acquisitions

(a)	Acquisition of Changyi

In January 2019, the Company acquired 34.38% equity interest of Changyi, a company established in the PRC and an independent software vendor based in Shanghai, the PRC. Changyi and its underlying subsidiary Suzhou Changyi became subsidiaries of the Company effective from January 1, 2019 as the Company established control over Changyi Group through certain shareholder agreements since then. Other shareholders of Changyi Group expect the operating effectiveness brought about by the control over Changyi Group by the Company to be of their best interests. Changyi Group provides intelligent retail and CRM solutions to clients, allowing them to consolidate consumer’s online and offline information to provide connection within the organization and stakeholders. The Company expects to increase its market share in the data-driven Enterprise Solutions segment beyond digital marketing through Changyi Group.

The total purchase consideration for 34.38% equity interest of Changyi amounted to RMB42.6 million (equivalent to approximately US$6,190) by cash.

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	6,190

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	219
Other current assets	490
Property and equipment	56
Intangible assets	1,830
Current liabilities	(405)
Deferred tax liabilities	(274)
Non-controlling interests	(11,815)
Total identifiable net deficits acquired	(9,899)
Goodwill (Note 13)	16,089

As of December 31, 2019, purchase consideration payable of US$6,190 was settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of Changyi was attributable to the expected synergy arising from the Enterprise Solutions operations. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2019.

4	Acquisition (Continued)

(a)	Acquisition of Changyi (Continued)

In determining the fair value of the intangible assets, an income approach was used. In this approach, significant estimates consist of discount rate of 30.2% and a growth rate on revenue ranging from 10% to 30% over a period of 5 years. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

Intangible assets	Estimated useful life	Gross carrying amount
Developed technologies	5 years	117
Customer relationship	5 years	1,103
Contract backlog	3 years	610
		1,830

Net revenue and net loss of Changyi for the year ended December 31, 2019 were US$5,518 and US$997, respectively.

(b)	Acquisition of Addoil

In February 2019, the Company acquired 100% equity interest of Addoil, a company incorporated in Hong Kong. Addoil and its underlying subsidiary Headline (together, “Addoil Group”) are engaged in the business of developing and operating a mobile application that collects and utilizes data from users who use its social functionalities to share food and travel related contents.

The total purchase consideration for all the equity interest of Addoil Group amounted to US$1,218 by cash. The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	1,218

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	18
Other current assets	42
Property and equipment	34
Right-of-use asset	34
Current liabilities	(35)
Total identifiable net assets acquired	93
Goodwill (Note 13)	1,125

As of December 31, 2019, purchase consideration payable of US$1,218 was settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over tangible assets and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of Addoil Group was attributable to the expected synergy arising from the consolidated Marketing Solutions business. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2020.

4	Acquisition (Continued)
(b)	Acquisition of Addoil (Continued)

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the acquisition of Addoil Group is not material, where net revenue and net loss of the acquired entity is less than 5% of the Company’s consolidated net revenue and net loss for the year ended December 31, 2019.

(c)	Acquisition of Optimal

In May 2020, the Company acquired 80% equity interest of Optimal, a company incorporated in the British Virgin Islands. Optimal, through its wholly-owned subsidiary, has a business cooperation agreement entered into with a global media asset owner to act as its authorized digital advertising representative in the PRC for a period of 30 years, which will be automatically renewed annually as long as the Company continues to perform related payment obligations on an annual license fee of RMB30 thousand (equivalent to US$5). The agreement is essentially an advertising contract. The Company expects to increase its market share in the Marketing Solution segment in the PRC upon acquisition of this advertising contract.

The acquisition was determined to be an asset acquisition as Optimal did not contain outputs or a substantive process as at the date of acquisition, therefore it does not constitute a business under ASC 805.

The Company issued 3,589,744 Class A ordinary shares to the seller with a fair value of US$31,949, determined based on the fair value for 80% equity interest of Optimal.

The following table summarizes the estimated fair values of assets acquired and liabilities assumed at the date of acquisition:

Cash	3,001
Intangible asset	53,287
Other liabilities	(3,030)
Deferred tax liabilities	(13,322)
Non-controlling interests	(7,987)
Total identifiable net assets acquired	31,949

The intangible asset represents the advertising contract, which is amortized using the straight-line method over the estimated useful life of 30 years.

In December 2020, the Company has acquired the remaining 20% equity interest of Optimal (Note 1(a)(v)).

(d)	Acquisition of CMRS Group Holding Limited

In October 2020, the Group acquired 100% equity interest in CMRS Group Holding Limited (“CMRS”), a company incorporated in Hong Kong. CMRS and its underlying subsidiaries (together, “CMRS Group”) are engaged in the provision of digital marketing, social media and key opinion leaders and smart content generation enterprise solution services. The Company expects to increase its market share in both Marketing and Enterprise Solutions segments with the combination of data-driven consumer experience management as well as digital content marketing and management to maximize digital marketing potential and efficiency through CMRS Group.

The total purchase consideration for CMRS Group amounted to US$14,449. This is comprised of cash consideration of HK$33,594 (equivalent to approximately US$4,335), 182,950 Class A ordinary shares of the Company with a fair value of US$2,440 and contingent consideration payable at a fair value of US$7,674.

4	Acquisitions (Continued)
(d)	Acquisition of CMRS Group Holding Limited (Continued)

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash (Note (i))	4,335
Class A ordinary shares of the Company	2,440
Contingent consideration (Note (ii))	7,674
14,449

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	3,651
Restricted cash (Note (iii))	532
Accounts receivable	4,149
Intangible assets (Note (v))	2,194
Other assets	1,792
Deferred tax liabilities	(362)
Other liabilities	(6,216)
Total identifiable net assets acquired	5,740
Goodwill (Notes 4(d)(iv), 13)	8,709

Note:

(i)

Out of the total cash consideration of US$4,335, US$959 was settled during the year ended December 31, 2020 and the remaining balance of US$3,376 was settled during the year ended December 31, 2021. There is no adjustment to the cash consideration amounts.

(ii)

Contingent consideration are contingently payable upon the satisfaction of certain financial performance targets of the Company and market conditions, which are to be settled partially by cash and partially by ordinary shares of the Company. The number of ordinary shares to be issued and allotted to sellers is determined using the 10-day moving average closing price of the ADS of the Company.

Contingent consideration is measured at fair value at the acquisition date using projected milestone dates, probabilities of success and projected financial results of the CMRS Group discounted at its fair value as at the acquisition date.

In determining the fair value of the contingent consideration, an income approach was applied by using discounted cash flows. In this approach, projected risk-adjusted contingent payments are discounted back to the current period using a discounted cash flow model. The key assumptions used to determine the fair value of the contingent consideration include projected milestone dates within 24 months after acquisition date and discount rate of 4.32%. Increase or decrease in the fair value of contingent consideration liabilities primarily result from changes in the estimated probabilities of achieving net profits after tax thresholds or market share prices milestones during the period.

4	Acquisitions (Continued)

(d)	Acquisition of CMRS Group Holding Limited (Continued)

During the year ended December 31, 2021, the Company has partially settled contingent consideration payable with (i) total cash of US$2,024 and (ii) 183,740 Class A ordinary shares of the Company with a fair value of US$2,060 on the grant date of such consideration shares. The change in fair value recorded in consolidated statement of comprehensive loss under "other gains, net" for the years ended December 31, 2020 and 2021 amounted to a loss of US$81 and a gain of US$418, respectively. The remaining contingent consideration payable of US$4,507 is repayable in December 2022, which is recorded as current liabilities in the consolidated balance sheet as of December 31, 2021.

(iii)	The restricted cash includes an escrow amount of US$506 deposited with a bank which has been repaid to the sellers in 2021.

(iv)

The excess of purchase price over tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of CMRS Group was attributable to the expected synergy with the existing Enterprise Solutions and Marketing Solutions operations. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2020.

(v)

In determining the fair value of the intangible assets, an income approach was used. In this approach, significant estimates consist of discount rate of 22.3% and a growth rate on revenue ranging from 3.0% to 6.2% over a period of 4 years. The estimated amounts recognized on the acquired identifiable intangible assets and their estimated useful lives are shown in the following table:

Intangible asset	Estimated useful life	Gross carrying amount
Brand name	4 years	1,162
Customer relationship	4 years	1,032
		2,194

Unaudited pro forma net revenues and net loss of the Company for the years ended December 31, 2019 and 2020 as if the acquisition of CMRS Group had occurred on January 1, 2019 were as follows.

	For the years ended December 31,
	2019	2020
Net revenues	221,603	270,326
Net loss	(10,505)	(13,346)

The Company did not have any material, non-recurring pro-forma adjustments directly attributable to the business combination reflected in the reported pro-forma net revenue and net loss.

The pro forma information is not necessarily indicative of the actual results that would have been achieved had CMRS Group acquisition occurred as of January 1, 2019 or the results that may be achieved in future periods.

4	Acquisition (Continued)
(e)	Acquisition of Sky Gem International Limited

In April 2021, the Company acquired 51% equity interest of Sky Gem International Limited and its subsidiaries (together “Sky Gem”).

Sky Gem, which is principally engaged in the business of developing and providing SaaS solution for apparel business owners across various functions including production line management, enterprise resources planning, order management system, sales channel management and customer management in the PRC, Hong Kong, Macau and Taiwan. Upon completion of the acquisition, the Group expects to increase its market share in the data-driven Enterprise Solutions segment businesses beyond digital marketing through Sky Gem.

The total purchase consideration amounted to US$3,200 which is wholly settled in cash. The acquisition was accounted for as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	3,200

Recognized amounts of identifiable assets acquired and liabilities assumed:

Other assets	2,000
Other liabilities	(17)
Non-controlling interests	(3,072)
Total identifiable net assets acquired, net of non-controlling interests	(1,089)
Goodwill (Note 13)	4,289

As of December 31, 2021, purchase consideration of US$3,200 was fully settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over total identifiable net assets acquired, net of non-controlling interests, was recorded as goodwill. Goodwill associated with the acquisition of Sky Gem was attributable to the expected synergy arising from the consolidated Enterprise Solutions business. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2021.

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the contribution of net revenue and net loss of the acquired entity is less than 1% of the Company’s consolidated net revenue and net loss for the year ended December 31, 2021.

4	Acquisitions (Continued)
(f)	Acquisition of a customer relationship management (“CRM”) platform

In July 2021, the Group completed an acquisition of a PRC-based CRM platform namely Parllay which provides WeChat-based CRM, e-commerce and marketing SaaS solutions to facilitate the growth of the Company’s Enterprise Solutions segment. iClick anticipates utilizing Parllay's rich expertise in SaaS technology and the assembled workforce to further enhance iClick's product and services and accelerate revenue of its Enterprise Solutions segment.

The total purchase consideration for all the assets amounted to US$1,825, which is wholly settled in cash. The acquisition was accounted for as a business combination as it contains outputs and a substantive process that together significantly contribute to the ability to create outputs as at the date of acquisition. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash consideration	1,825

Recognized amounts of identifiable assets acquired and liabilities assumed:

Intangible assets	279
Deferred tax liabilities	(70)
Total identifiable net assets acquired	209
Goodwill (Note 13)	1,616

As of December 31, 2021, purchase consideration of US$1,825 was fully settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over total identifiable net assets acquired was recorded as goodwill. Goodwill associated with the acquisition of Parllay was attributable to the expected synergy arising from the consolidated Enterprise Solutions business. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2021.

In determining the fair value of the intangible asset, an income approach was used. In this approach, significant estimates consist of discount rate of 22.7% and a compound annual growth rate on revenue of 32% over a period of 5 years. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

Intangible asset	Estimated useful life	Gross carrying amount
Developed technology	5 years	279

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the acquisition of Parllay is not material, where net revenue and net loss contributed by Parllay is less than 5% of the Company’s consolidated net revenue and net loss for the year ended December 31, 2021.